UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010
                                                   -----------------

Check here if Amendment [   ];                     Amendment Number:

This Amendment (Check only one.):          [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Hawkeye Capital Management, LLC
               ------------------------------

Address:       800 Third Avenue, 9th Floor
               ---------------------------
               New York, NY 10022
               ------------------

Form 13F File Number:     028-
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard Rubin
               -------------

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Title:         Managing Member
               ---------------

Phone:         (212) 265-0565
               --------------

Signature, Place, and Date of Signing:

               /s/Richard Rubin     New York, NY     February 11, 2011
               ----------------     ------------     -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry Total:      17
                                             --

Form 13F Information Table Value Total:      270,845
                                             -------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                      TITLE OF                 VALUE       SHARES /   SH /  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        CLASS         CUSIP      (X$1,000)   PRN AMT    PRN   CALL  DISCRETION  MANAGER  SOLE        SHARED   NONE

-----------------------------
COLLECTIVE
BRANDS INC            COM           19421W100  26,057.00   1,234,906   SH         SOLE                 1,234,906

CVS CAREMARK CORP     COM           126650100  16,856.00   484,800     SH         SOLE                 484,800

DIRECTV GROUP INC     COM CL A      25490A101  32,398.00   811,380     SH         SOLE                 811,380

DOMINOS PIZZA INC     COM           25754A201  2,223.00    139,360     SH         SOLE                 139,360

GENERAL MOTORS CO     COM           37045V100  18,430.00   500,000     SH         SOLE                 500,000

INFOSPACE INC         COM PAR
                      $.0001        45678T300  3,437.00    414,110     SH         SOLE                 414,110

JOURNAL
COMMUNICATIONS
INC                   COM CL A      481130102  2,236.00    442,687     SH         SOLE                 442,687

KAPSTONE PAPER
AND PACKAGING         COM           48562P103  40,100.00   2,620,929   SH         SOLE                 2,620,929

KAR AUCTION SERVICES
INC                   COM           48238T109  1,111.00    80,534      SH         SOLE                 80,534

MYERS INDS INC        COM           628464109  12,721.00   1,306,017   SH         SOLE                 1,306,017

NCR CORP              COM           62886E108  28,811.00   1,874,472   SH         SOLE                 1,874,472

NORTH AMERICAN ENERGY COM           656844107  10,037.00   818,672     SH         SOLE                 818,672

OIL STS INTL INC      COM           678026105  6,409.00    100,000     SH         SOLE                 100,000

SILGAN HOLDINGS INC   COM           827048109  8,944.00    249,753     SH         SOLE                 249,753

THERAVANCE INC        COM           88338T104  18,960.00   756,290     SH         SOLE                 756,290

UNITED ONLINE INC     COM           911268100  17,471.00   2,647,078   SH         SOLE                 2,647,078

VODAFONE GROUP PLC    SPONS
                      ADR NEW       92857W209  24,644.00   932,059     SH         SOLE                 932,059



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